ADVANCED SERIES TRUST

AST Goldman Sachs Global Growth Allocation Portfolio

Supplement dated February 19, 2019 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus (the Summary Prospectus) for the AST Goldman Sachs Global Growth Allocation Portfolio (the Portfolio), and the Prospectus (Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference.  The Portfolio discussed in this supplement may not be available under your variable contract.  For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Raymond Chan will no longer serve as portfolio manager for the Portfolio. Christopher Lvoff and Neill Nuttall will continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Summary Prospectus, Prospectus and the SAI are hereby revised as follows:

I.	All references and information pertaining to Raymond Chan are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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